Bank Loans (Tables)	12 Months Ended
Mar. 31, 2024
Bank Loans [Abstract]
Schedule of Bank Loans	The Company’s bank loans which are all denominated in HKD, consist of:
				As of March 31,
	Type	Interest rate	Maturity dates	2023	2024
				USD	USD
Long-term borrowings:
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	March 2027	571,055	441,402
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	March 2027	921,158	712,018
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	March 2027	254,415	196,653
Hang Seng Bank Limited	Mortgage	HIBOR+1.4%	December 2026	375,410	283,200
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	April 2027	518,994	403,969
				2,641,032	2,037,242
Current portion of long-term borrowings				626,657	655,492
Non-current portion of long-term borrowings				2,014,375	1,381,750

Schedule of Bank Loans	Annual maturities of the Company’s long-term debt which comprise the term loans during the next five years following March 31, 2023 and thereafter are as follows:
Annual maturities
USD
Year ending March 31,
2024	626,657
2025	655,953
2026	686,618
2027	660,209
2028 and Thereafter	11,595
2,641,032
Annual maturities of the Company’s long-term debt which comprise the term loans during the next five years following March 31, 2024 and thereafter are as follows:
Annual maturities
USD
Year ending March 31,
2025	655,492
2026	694,862
2027	674,982
2028	11,906
2029 and Thereafter	-
2,037,242